Selected Statements of Comprehensive Loss Data (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
Selected Statements of Comprehensive Loss Data [Abstract]
Transfers aggregate	$ 464
Other charge amount		$ 464